Equity Incentive Plans:	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans:

11.       Equity Incentive Plans:

Details of the Company’s Equity Incentive Plans and share awards granted up to December 31, 2019 are discussed in Note 13 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report.

On May 25, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and reserved for issuance 1,100,000 common shares thereunder. The terms and conditions of the 2020 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, all of the 1,100,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 855,380 restricted common shares vest in August 2020, 122,310 restricted common shares vest in May 2021 and the remaining 122,310 restricted common shares vest in May 2023.  The fair value of each share was $5.09, based on the closing price of the Company’s common shares on the grant date.

For the six-month periods ended June 30, 2019 and 2020, the share-based compensation cost recognized was $2,857 and $2,451, respectively. In addition, as of December 31, 2019, the Company had recognized compensation cost of $1,235 for the 400,000 RSUs, which at that time were considered probable to vest. As of June 30, 2020, the Company determined that the current likelihood of vesting for any of the 4,000,000 RSUs does not meet a “more likely than not” threshold under US GAAP. As a result, the previously recognized expense of $1,235 was reversed during the six month period ended June 30, 2020. These amounts are included under “General and administrative expenses” in the unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2020 and the movement during the six-month period ended June 30, 2020 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Unvested as at June 30, 2020	1,371,038	$5.92

As of June 30, 2020 the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $4,608 and is expected to be recognized over the weighted average period of 0.86 years.